Basis of Presentation and Going Concern (Details) - USD ($)				3 Months Ended		6 Months Ended
	Oct. 31, 2025	Apr. 16, 2025	Feb. 28, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Basis of Presentation and Going Concern [Line Items]
Inflation rate			100.00%
Net losses				$ 12,501,519	$ 9,209,247	$ 19,928,085	$ 19,278,511
Accumulated losses				200,861,301		200,861,301		$ 180,933,216
Cash				2,569,802		2,569,802
Percentage of convertible notes		12.50%
Commitment amount				$ 50,000,000		50,000,000
April 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount		$ 23,000,000
April 2025 Note Subscription Agreement [Member] | Maximum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount						18,000,000
April 2025 Note Subscription Agreement [Member] | Minimum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount						$ 5,000,000
October 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Percentage of convertible notes	11.00%
Aggregate principal amount	$ 100,000,000